UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
China – 18.3%
7,473	Alibaba Group Holding Ltd. ADR (Software & Services)*	$ 665,695
4,882	Baidu, Inc. ADR (Software & Services)*	1,063,885
507,500	Bloomage Biotechnology Corp. Ltd. (Materials)	839,915
1,138,000	China Cinda Asset Management Co. Ltd. Class H (Diversified Financials)*	538,272
181,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	196,636
308,500	CITIC Securities Co. Ltd. Class H (Diversified Financials)	991,132
57,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	328,204
12,719	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	320,392
2,175,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,551,505
939,220	PICC Property & Casualty Co. Ltd. Class H (Insurance)	1,831,782
122,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,293,070
830,000	Shanghai Electric Group Co. Ltd. Class H (Capital Goods)	508,918
177,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	638,872
186,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	675,836
194,500	Tencent Holdings Ltd. (Software & Services)	3,280,545

		14,724,659

Hong Kong – 15.9%
387,836	AIA Group Ltd. (Insurance)	2,251,364
904,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	1,658,136
36,000	Cheung Kong Holdings Ltd. (Real Estate)	686,981
247,500	China Mobile Ltd. (Telecommunication Services)	3,244,351
254,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,326,688
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
2,112,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,109,868
92,555	Sun Hung Kai Properties Ltd. (Real Estate)	1,506,084

		12,783,472

Shares	Description	Value
Common Stocks – (continued)
India – 13.2%
58,451	Atul Auto Ltd. (Automobiles & Components)	$ 576,798
15,250	Bajaj Finance Ltd. (Diversified Financials)	997,350
1,333	Bosch Ltd. (Automobiles & Components)	512,760
10,727	Container Corp. Of India Ltd. (Transportation)	255,949
6,089	Gillette India Ltd. (Household & Personal Products)	335,823
4,262	Grasim Industries Ltd. GDR (Materials)	266,945
45,960	HCL Technologies Ltd. (Software & Services)	1,326,341
46,464	IndusInd Bank Ltd. (Banks)	680,158
22,378	Info Edge India Ltd. (Software & Services)	306,933
18,422	Infosys Ltd. (Software & Services)	633,199
18,476	Infosys Ltd. ADR (Software & Services)	629,662
87,843	KSK Energy Ventures Ltd. (Utilities)*	107,972
19,081	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	502,900
13,212	Monsanto India Ltd. (Materials)	675,448
23,731	Multi Commodity Exchange of India Ltd. (Diversified Financials)	341,571
121,308	Prestige Estates Projects Ltd. (Real Estate)	537,463
78,672	Sesa Sterlite Ltd. (Materials)	255,361
28,628	Siemens Ltd. (Capital Goods)	480,564
29,168	Sobha Ltd. (Real Estate)	222,085
33,044	Thermax Ltd. (Capital Goods)	610,995
43,729	Titan Co. Ltd. (Consumer Durables & Apparel)	313,602

		10,569,879

Indonesia – 2.8%
538,400	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	492,626
13,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	61,379
3,348,000	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	491,223
4,230,100	PT Wijaya Karya Persero Tbk (Capital Goods)	1,241,052

		2,286,280

Malaysia – 1.3%
454,400	Gamuda Bhd (Capital Goods)	635,136
75,140	Public Bank Bhd (Banks)	375,325

		1,010,461

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – 4.4%
4,066,200	Lafarge Republic, Inc. (Materials)	$ 1,088,181
12,435,000	Megaworld Corp. (Real Estate)	1,458,415
209,380	Universal Robina Corp. (Food, Beverage & Tobacco)	982,323

		3,528,919

Singapore – 3.1%
156,230	DBS Group Holdings Ltd. (Banks)	2,277,775
238,000	Silverlake Axis Ltd. (Software & Services)	229,813

		2,507,588

South Korea – 22.1%
831	Amorepacific Corp. (Household & Personal Products)	2,002,722
6,938	CJ CheilJedang Corp. (Food, Beverage & Tobacco)*	2,222,881
4,690	CJ Korea Express Co. Ltd. (Transportation)*	821,379
24,045	Grand Korea Leisure Co. Ltd. (Consumer Services)	875,006
33,037	Hana Financial Group, Inc. (Banks)	965,696
56,343	Hanjin Kal Corp. (Transportation)*	1,668,684
26,041	Kia Motors Corp. (Automobiles & Components)	1,088,307
5,147	KONA I Co. Ltd. (Technology Hardware & Equipment)	160,429
730	LG Household & Health Care Ltd. (Household & Personal Products)	459,254
68,787	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	749,733
7,791	Lotte Chemical Corp. (Materials)*	1,229,256
1,141	NAVER Corp. (Software & Services)	739,555
10,897	OCI Materials Co. Ltd. (Materials)*	640,173
1,303	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,617,543
1,532	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	413,259
37,970	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,640,136
13,916	Soulbrain Co. Ltd. (Materials)*	461,420

		17,755,433

Taiwan – 11.3%
437,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	893,246
58,120	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	601,677

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
17,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	$ 802,698
150,912	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	414,102
114,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,733,398
70,617	PChome Online, Inc. (Software & Services)	790,165
54,000	Poya International Co. Ltd. (Retailing)	451,412
108,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	793,688
131,202	Superalloy Industrial Co. Ltd. (Automobiles & Components)	454,607
484,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,129,939

		9,064,932

Thailand – 2.5%
170,900	Airports of Thailand PCL (Transportation)	1,686,256
272,700	CP ALL PCL (Food & Staples Retailing)	345,473

		2,031,729

United States – 0.9%
250,200	Samsonite International SA (Consumer Durables & Apparel)	759,326

TOTAL COMMON STOCKS		$77,022,678

Units	Description	Expiration Month	Value
Warrants* – 2.8%
Switzerland – 0.1%
7,875	Monte Carlo Fashions Ltd. (Diversified Financials)	12/17	$ 61,089

United Kingdom – 2.7%
77,608	Kweichow Moutai Co. Ltd. (Diversified Financials)	12/24	2,188,434

TOTAL WARRANTS			$ 2,249,523

TOTAL INVESTMENTS – 98.6%			$79,272,201

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			1,121,056

NET ASSETS – 100.0%			$80,393,257

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$75,753,434

Gross unrealized gain	9,891,919
Gross unrealized loss	(6,373,152)

Net unrealized security gain	$3,518,767

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 92.5%
Brazil – 14.6%
739,432	AMBEV SA (Food, Beverage & Tobacco)	$ 4,858,357
600,407	BB Seguridade Participacoes SA (Insurance)	6,578,577
202,528	CETIP SA - Mercados Organizados (Diversified Financials)	2,600,238
1,231,390	Odontoprev SA (Health Care Equipment & Services)	4,740,616
99,348	Qualicorp SA (Health Care Equipment & Services)*	983,021
98,239	Totvs SA (Software & Services)	1,229,063

		20,989,872

China – 36.3%
322,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	2,061,005
10,008,800	Agricultural Bank of China Ltd. Class H (Banks)	4,887,435
21,174	Alibaba Group Holding Ltd. ADR (Software & Services)*	1,886,180
4,389,360	China Construction Bank Corp. Class H (Banks)	3,513,599
549,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,501,548
2,280,400	China Petroleum & Chemical Corp. Class H (Energy)	1,804,339
1,048,500	China Vanke Co. Ltd. Class H (Real Estate)*	2,271,960
14,726	Ctrip.com International Ltd. ADR (Retailing)*	700,295
273,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	1,558,253
307,000	Hengan International Group Co. Ltd. (Household & Personal Products)	3,644,126
98,740	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	2,487,261
6,047,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	4,312,317
1,968,000	PetroChina Co. Ltd. Class H (Energy)	2,137,054
723,760	PICC Property & Casualty Co. Ltd. Class H (Insurance)	1,411,566
122,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,298,369
499,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	1,802,918
429,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	1,558,783
656,800	Tencent Holdings Ltd. (Software & Services)	11,077,954

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
62,620	Vipshop Holdings Ltd. ADR (Retailing)*	$ 1,402,062

		52,317,024

Cyprus – 0.3%
82,645	Globaltrans Investment PLC GDR (Transportation)	372,844

Hong Kong – 7.3%
186,500	China Mobile Ltd. (Telecommunication Services)	2,444,733
200,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,044,636
134,400	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	3,093,236
3,920,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,916,044

		10,498,649

India – 27.1%
192,409	Axis Bank Ltd. (Banks)	1,837,622
77,777	Bajaj Finance Ltd. (Diversified Financials)	5,086,617
13,529	Bosch Ltd. (Automobiles & Components)	5,204,149
26,336	Container Corp. Of India Ltd. (Transportation)	628,383
49,548	CRISIL Ltd. (Diversified Financials)	1,679,640
23,839	Gillette India Ltd. (Household & Personal Products)	1,314,779
28,112	Grasim Industries Ltd. GDR (Materials)	1,760,763
78,636	HCL Technologies Ltd. (Software & Services)	2,269,324
72,877	Info Edge India Ltd. (Software & Services)	999,568
39,960	Infosys Ltd. (Software & Services)	1,373,500
50,524	Infosys Ltd. ADR (Software & Services)	1,721,858
662,995	KSK Energy Ventures Ltd. (Utilities)*	814,917
540,992	Prestige Estates Projects Ltd. (Real Estate)	2,396,898
236,099	Sesa Sterlite Ltd. (Materials)	766,354
88,316	Siemens Ltd. (Capital Goods)	1,482,518
227,476	Sobha Ltd. (Real Estate)	1,732,004
44,334	Tata Consultancy Services Ltd. (Software & Services)	1,776,688
234,277	Thermax Ltd. (Capital Goods)	4,331,864
248,779	Titan Co. Ltd. (Consumer Durables & Apparel)	1,784,115

		38,961,561

Russia – 6.9%
1,138,707	Alrosa AO (Materials)	1,299,187
250,221	OAO Gazprom ADR (Energy)	1,004,410
69,357	OAO Lukoil ADR (Energy)	2,727,074

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
1,663,376	OAO Moscow Exchange MICEX-RTS (Diversified Financials)	$ 1,685,008
164,257	OAO Rosneft GDR (Energy)	532,384
17,420	OJSC Magnit (Food & Staples Retailing)*	2,665,779

		9,913,842

TOTAL COMMON STOCKS		$133,053,792

Preferred Stocks – 5.3%
Brazil – 5.3%
364,817	Banco Bradesco SA (Banks)	$ 4,585,960
56,892	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	1,889,156
99,075	Itau Unibanco Holding SA (Banks)	1,214,783

TOTAL PREFERRED STOCKS		$ 7,689,899

Exchange Traded Fund – 0.6%
United States – 0.6%
81,651	iShares MSCI Russia Capped ETF	$ 918,574

Units	Description	Expiration Month	Value
Warrant – 1.9%
United Kingdom – 1.9%
94,900	Kweichow Moutai Co. Ltd. (Diversified Financials)*	12/24	$ 2,676,043

TOTAL INVESTMENTS – 100.3%			$144,338,308

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(440,308)

NET ASSETS – 100.0%			$143,898,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$130,732,934

Gross unrealized gain	26,740,322
Gross unrealized loss	(13,134,948)

Net unrealized security gain	$13,605,374

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 86.3%
Austria – 0.5%
24,285	DO & CO AG (Consumer Services)	$ 1,826,020

Brazil – 5.4%
500,641	BB Seguridade Participacoes SA (Insurance)	5,485,454
245,338	CETIP SA - Mercados Organizados (Diversified Financials)	3,149,872
126,681	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	778,994
292,321	LPS Brasil Consultoria de Imoveis SA (Real Estate)	622,064
140,200	Mahle-Metal Leve SA Industria e Comercio (Automobiles & Components)	1,045,002
714,909	Odontoprev SA (Health Care Equipment & Services)	2,752,263
247,554	Qualicorp SA (Health Care Equipment & Services)*	2,449,477
247,413	Totvs SA (Software & Services)	3,095,371

		19,378,497

Chile – 0.5%
30,117	Banco de Chile ADR (Banks)	1,979,892

China – 12.6%
309,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	1,977,926
5,829,000	Agricultural Bank of China Ltd. Class H (Banks)	2,846,381
43,444	Alibaba Group Holding Ltd. ADR (Software & Services)*	3,869,991
575,000	Bloomage Biotechnology Corp. Ltd. (Materials)	951,628
628,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	2,861,516
1,666,200	China Vanke Co. Ltd. Class H (Real Estate)*	3,610,433
24,611	Ctrip.com International Ltd. ADR (Retailing)*	1,170,376
392,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	2,237,492
231,000	Hengan International Group Co. Ltd. (Household & Personal Products)	2,741,997
113,152	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	2,850,299
241,500	Livzon Pharmaceutical Group, Inc. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	1,348,884
1,322,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	2,578,327
287,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	3,041,894

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
598,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,160,253
591,900	Tencent Holdings Ltd. (Software & Services)	9,983,315
59,412	Vipshop Holdings Ltd. ADR (Retailing)*	1,330,235

		45,560,947

Colombia – 0.8%
68,433	Banco de Bogota SA (Banks)	1,742,237
100,000	Grupo Aval Acciones y Valores ADR (Banks)	1,033,000

		2,775,237

Cyprus – 0.1%
84,136	Globaltrans Investment PLC GDR (Transportation)	379,570

Georgia – 1.0%
32,622	Bank of Georgia Holdings PLC (Banks)	995,910
30,207	TBC Bank JSC GDR (Banks)*	395,555
175,110	TBC Bank JSC GDR (Banks)*(a)	2,293,032

		3,684,497

Greece – 0.3%
125,769	Sarantis SA (Household & Personal Products)*	1,001,939

Hong Kong – 3.2%
302,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,577,400
190,300	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	4,379,783
4,144,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,139,818
808,000	Vinda International Holdings Ltd. (Household & Personal Products)	1,335,917

		11,432,918

India – 14.6%
267,661	Atul Auto Ltd. (Automobiles & Components)	2,641,297
72,364	Bajaj Finance Ltd. (Diversified Financials)	4,732,607
12,269	Bosch Ltd. (Automobiles & Components)	4,719,469
54,368	Container Corp. Of India Ltd. (Transportation)	1,297,233
38,948	Gillette India Ltd. (Household & Personal Products)	2,148,077
56,094	Grasim Industries Ltd. GDR (Materials)	3,513,384

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
103,257	HCL Technologies Ltd. (Software & Services)	$ 2,979,851
214,349	IndusInd Bank Ltd. (Banks)	3,137,723
103,639	Info Edge India Ltd. (Software & Services)	1,421,494
57,456	Infosys Ltd. (Software & Services)	1,974,870
55,036	Infosys Ltd. ADR (Software & Services)	1,875,627
895,672	KSK Energy Ventures Ltd. (Utilities)*	1,100,911
113,809	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,999,560
51,248	Monsanto India Ltd. (Materials)	2,619,992
108,636	Multi Commodity Exchange of India Ltd. (Diversified Financials)	1,563,646
678,086	Prestige Estates Projects Ltd. (Real Estate)	3,004,302
287,757	Sesa Sterlite Ltd. (Materials)	934,030
108,905	Siemens Ltd. (Capital Goods)	1,828,135
352,449	Sobha Ltd. (Real Estate)	2,683,549
221,763	Thermax Ltd. (Capital Goods)	4,100,476
199,564	Titan Co. Ltd. (Consumer Durables & Apparel)	1,431,171

		52,707,404

Indonesia – 3.3%
3,530,900	PT Bank Central Asia Tbk (Banks)	3,707,302
1,537,400	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	1,406,692
9,047,500	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	1,327,461
19,049,700	PT Summarecon Agung Tbk (Real Estate)	2,462,738
4,849,000	PT Surya Citra Media Tbk (Media)	1,301,667
5,901,000	PT Wijaya Karya Persero Tbk (Capital Goods)	1,731,271

		11,937,131

Jersey – 0.6%
937,090	Petra Diamonds Ltd. (Materials)*	2,160,662

Malaysia – 1.3%
1,239,800	7-Eleven Malaysia Holdings Bhd (Food & Staples Retailing)*	461,438
1,870,700	Bursa Malaysia Bhd (Diversified Financials)	4,217,501

		4,678,939

Mexico – 3.6%
1,218,485	Alsea SAB de CV (Consumer Services)*	3,261,324

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
2,166,810	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	$ 3,584,969
2,969,622	Cemex SAB de CV (Materials)*	2,636,890
1,190,820	Compartamos SAB de CV (Diversified Financials)*	2,249,843
615,500	Grupo Rotoplas SAB de CV (Capital Goods)*	1,278,673

		13,011,699

Peru – 2.3%
1,632,406	BBVA Banco Continental SA (Banks)	2,190,398
32,500	Credicorp Ltd. (Banks)	4,683,900
50,866	Intercorp Financial Services, Inc. (Banks)	1,510,720

		8,385,018

Philippines – 1.6%
3,131,400	Lafarge Republic, Inc. (Materials)	838,013
21,601,000	Megaworld Corp. (Real Estate)	2,533,432
487,580	Universal Robina Corp. (Food, Beverage & Tobacco)	2,287,521

		5,658,966

Poland – 0.4%
33,766	Bank Pekao SA (Banks)	1,628,709

Russia – 2.1%
49,909	OAO Lukoil ADR (Energy)	1,962,390
2,889,361	OAO Moscow Exchange MICEX-RTS (Diversified Financials)	2,926,937
18,180	OJSC Magnit (Food & Staples Retailing)*	2,782,082

		7,671,409

South Africa – 4.7%
4,061,246	Alexander Forbes Group Holdings Ltd. (Diversified Financials)*	3,313,168
298,955	JSE Ltd. (Diversified Financials)	3,140,247
508,891	Metair Investments Ltd. (Automobiles & Components)	1,417,485
43,562	Naspers Ltd. Class N (Media)	6,284,337
144,361	Santam Ltd. (Insurance)	2,825,435

		16,980,672

South Korea – 10.3%
1,906	Amorepacific Corp. (Household & Personal Products)	4,593,487
6,387	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	2,046,345
89,719	Grand Korea Leisure Co. Ltd. (Consumer Services)	3,264,905
58,614	Hana Financial Group, Inc. (Banks)	1,713,331

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
174,020	Hanjin Kal Corp. (Transportation)*	$ 5,153,867
21,812	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	3,061,140
87,406	Kia Motors Corp. (Automobiles & Components)	3,652,878
268,623	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	2,927,813
95,814	Samchuly Bicycle Co. Ltd. (Consumer Durables & Apparel)*	1,744,640
2,980	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3,699,369
121,247	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	5,237,334

		37,095,109

Taiwan – 11.0%
1,007,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	2,058,349
85,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	4,013,488
1,010,198	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	2,771,977
345,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,245,808
276,150	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	1,907,478
359,956	PChome Online, Inc. (Software & Services)	4,027,710
247,000	Poya International Co. Ltd. (Retailing)	2,064,794
203,000	President Chain Store Corp. (Food & Staples Retailing)	1,560,521
510,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	3,725,682
614,383	Superalloy Industrial Co. Ltd. (Automobiles & Components)	2,128,802
2,326,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,232,769

		39,737,378

Thailand – 3.4%
864,400	Airports of Thailand PCL (Transportation)	8,528,965
530,200	Kasikornbank PCL NVDR (Banks)	3,587,144

		12,116,109

Turkey – 1.9%
158,973	BIM Birlesik Magazalar AS (Food & Staples Retailing)	3,208,103

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
457,619	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	$ 3,620,141

		6,828,244

United States – 0.8%
903,900	Samsonite International SA (Consumer Durables & Apparel)	2,743,225

TOTAL COMMON STOCKS		$311,360,191

Preferred Stocks – 2.4%
Brazil – 2.1%
347,720	Banco Bradesco SA (Banks)	$ 4,371,041
91,721	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	3,045,687

		7,416,728

Colombia – 0.3%
2,256,618	Grupo Aval Acciones y Valores (Banks)	1,188,424

		1,188,424

TOTAL PREFERRED STOCKS		$ 8,605,152

Exchange Traded Funds – 9.5%
United States – 9.5%
411,991	iShares China Large-Cap ETF	$ 16,994,629
326,267	iShares MSCI Russia Capped ETF	3,670,504
245,465	iShares MSCI South Korea Capped Fund	13,665,036

TOTAL EXCHANGE TRADED FUNDS		$ 34,330,169

Units	Description	Expiration Month	Value
Warrants* – 1.5%
Switzerland – 0.1%
35,923	Monte Carlo Fashions Ltd. (Diversified Financials)	12/17	$ 278,666

United Kingdom – 1.4%
175,700	Kweichow Moutai Co. Ltd. (Diversified Financials)	12/24	4,954,487

TOTAL WARRANTS			$ 5,233,153

TOTAL INVESTMENTS – 99.7%			$359,528,665

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			1,205,327

NET ASSETS – 100.0%			$360,733,992

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,293,032, which represents approximately 0.6% of net assets as of January 31, 2015.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$332,783,503

Gross unrealized gain	52,875,096
Gross unrealized loss	(26,129,934)

Net unrealized security gain	$26,745,162

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Bangladesh – 2.8%
627,800	GrameenPhone Ltd. (Telecommunication Services)	$ 2,668,403
3,969,754	Islami Bank Bangladesh Ltd. (Banks)	1,214,368
1,630,043	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,350,371
1,624,775	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	1,565,391

		10,798,533

Egypt – 6.3%
1,213,776	Commercial International Bank Egypt SAE (Banks)	8,793,515
999,843	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	7,138,368
3,384,174	Talaat Moustafa Group (Real Estate)	5,108,282
2,052,719	Telecom Egypt Co. (Telecommunication Services)	3,304,319

		24,344,484

Indonesia – 15.2%
10,013,700	PT Astra International Tbk (Automobiles & Components)	6,165,998
7,749,100	PT Bank Central Asia Tbk (Banks)	8,136,241
6,832,500	PT Bank Mandiri (Persero) Tbk (Banks)	5,885,562
7,285,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	3,569,500
5,609,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	5,132,128
13,726,000	PT Bumi Serpong Damai (Real Estate)	2,176,179
90,900	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	413,284
1,054,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	1,899,828
5,238,500	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	3,113,871
5,341,435	PT Jasa Marga (Persero) Tbk (Transportation)	3,022,315
19,549,400	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	2,868,314
2,140,600	PT Matahari Department Store Tbk (Retailing)	2,614,367
8,540,400	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	3,392,811
3,174,500	PT Semen Indonesia (Persero) Tbk (Materials)	3,630,267
4,109,300	PT Summarecon Agung Tbk (Real Estate)	531,249

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
21,884,700	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	$ 4,858,347
4,827,500	PT Wijaya Karya Persero Tbk (Capital Goods)	1,416,321

		58,826,582

Mexico – 19.2%
1,740,800	Alfa SAB de CV Class A (Capital Goods)*	3,190,218
902,100	Alpek SAB de CV (Materials)*	1,002,634
1,042,627	Alsea SAB de CV (Consumer Services)*	2,790,633
865,513	America Movil SAB de CV Class L ADR (Telecommunication Services)	18,513,323
437,500	Arca Continental SAB de CV (Food, Beverage & Tobacco)*	2,585,977
481,200	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	796,141
840,060	Cemex SAB de CV ADR (Materials)*	7,468,133
1,273,082	Compartamos SAB de CV (Diversified Financials)*	2,405,263
183,400	El Puerto de Liverpool SAB de CV (Retailing)*	1,878,965
1,161,572	Fibra Uno Administracion SA de CV (REIT)	3,502,656
69,400	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)*	5,799,064
902,600	Genomma Lab Internacional SAB de CV Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	1,429,516
221,831	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)*	2,900,326
408,800	Grupo Financiero Inbursa SAB de CV Class O (Banks)	1,054,079
1,478,808	Grupo Mexico SAB de CVSeries B (Materials)	3,905,801
304,392	Grupo Televisa SAB ADR (Media)*	9,926,223
2,502,924	Wal-Mart de Mexico SAB de CVSeries V (Food & Staples Retailing)	4,834,027

		73,982,979

Nigeria – 5.2%
874,380	Dangote Cement PLC (Materials)	727,290
32,364,376	FBN Holdings PLC (Banks)	1,207,591
981,363	Flour Mills of Nigeria PLC (Food, Beverage & Tobacco)	190,418

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Nigeria – (continued)
41,246,115	Guaranty Trust Bank PLC (Banks)	$ 4,379,486
1,100,244	Lafarge Africa PLC (Materials)	479,364
714,047	Nestle Nigeria PLC (Food, Beverage & Tobacco)	3,015,904
8,064,532	Nigerian Breweries PLC (Food, Beverage & Tobacco)	6,001,525
3,245,415	Wapic Insurance PLC (Insurance)*	8,825
50,050,546	Zenith Bank PLC (Banks)	4,210,603

		20,221,006

Pakistan – 5.4%
1,169,933	Engro Corp. Ltd. (Materials)	3,441,858
1,294,700	Habib Bank Ltd. (Banks)	2,695,840
12,829,037	K-Electric Ltd. (Utilities)	1,104,201
1,663,267	MCB Bank Ltd. (Banks)	5,509,448
2,486,700	Oil & Gas Development Co. Ltd. (Energy)	5,188,616
446,920	Pakistan Petroleum Ltd. (Energy)	752,282
1,174,900	United Bank Ltd. (Banks)	2,092,108

		20,784,353

Philippines – 6.3%
1,617,900	Alliance Global Group, Inc. (Capital Goods)	914,393
243,960	Ayala Corp. (Diversified Financials)	4,008,636
4,969,300	Ayala Land, Inc. (Real Estate)	4,047,131
29,395,300	Megaworld Corp. (Real Estate)	3,447,571
1,346,088	Metropolitan Bank & Trust Co. (Banks)	2,899,769
83,290	Philippine Long Distance Telephone Co. (Telecommunication Services)	5,604,210
105,727	SM Investments Corp. (Capital Goods)	2,222,894
275,150	Universal Robina Corp. (Food, Beverage & Tobacco)	1,290,888

		24,435,492

South Korea – 18.4%
2,178	Amorepacific Corp. (Household & Personal Products)	5,249,011
6,895	CJ CheilJedang Corp. (Food, Beverage & Tobacco)*	2,209,104
92,041	Grand Korea Leisure Co. Ltd. (Consumer Services)	3,349,403
143,501	Hana Financial Group, Inc. (Banks)	4,194,643
19,730	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	2,768,948
29,317	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)*	1,160,207

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
27,528	Hyundai Motor Co. (Automobiles & Components)	$ 4,230,615
121,817	KB Financial Group, Inc. (Banks)*	4,092,227
61,762	Kia Motors Corp. (Automobiles & Components)	2,581,162
69,130	Korea Electric Power Corp. (Utilities)*	2,702,910
53,760	KT Corp. (Telecommunication Services)*	1,463,706
9,372	LG Chem Ltd. (Materials)	1,685,472
33,972	LG Electronics, Inc. (Consumer Durables & Apparel)	1,882,074
3,292	LG Household & Health Care Ltd. (Household & Personal Products)	2,071,046
118,741	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	1,294,198
2,296	NAVER Corp. (Software & Services)	1,488,184
7,259	POSCO (Materials)	1,686,232
14,989	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	18,607,327
11,900	Samsung Life Insurance Co. Ltd. (Insurance)	1,222,298
159,585	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	6,893,366

		70,832,133

Turkey – 14.0%
1,023,168	Akbank TAS (Banks)	3,727,456
441,427	Aygaz AS (Utilities)	1,870,771
337,253	BIM Birlesik Magazalar AS (Food & Staples Retailing)	6,805,825
2,949,984	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	3,852,186
947,680	Enka Insaat ve Sanayi AS (Capital Goods)	1,914,602
904,429	Turk Hava Yollari (Transportation)*	3,451,672
768,866	Turk Telekomunikasyon AS (Telecommunication Services)	2,300,326
882,252	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)*	5,078,997
2,207,020	Turkiye Garanti Bankasi AS (Banks)	9,280,053
386,778	Turkiye Halk Bankasi AS (Banks)	2,483,545
2,304,973	Turkiye Is Bankasi Class C (Banks)	6,681,589
3,188,058	Turkiye Sinai Kalkinma Bankasi AS (Banks)	2,648,585

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
501,865	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	$ 3,970,163

		54,065,770

Vietnam – 3.4%
820,766	Bank for Foreign Trade of Vietnam JSC (Banks)	1,374,553
1,238,710	Masan Group Corp. (Food, Beverage & Tobacco)*	4,881,158
215,404	PetroVietnam Drilling and Well Services JSC (Energy)	580,039
395,750	Petrovietnam Fertilizer & Chemicals JSC (Materials)	573,658
382,170	PetroVietnam Gas JSC (Utilities)	1,378,829
302,601	Saigon Thuong Tin Commercial JSB (Banks)*	269,710
116,742	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	569,546
1,610,108	Vingroup JSC (Real Estate)	3,620,807

		13,248,300

TOTAL COMMON STOCKS		$371,539,632

Exchange Traded Funds – 2.5%
United States – 2.5%
41,952	iShares MSCI Mexico Capped ETF	$ 2,359,800
56,934	iShares MSCI South Korea Capped Fund	3,169,516
78,072	iShares MSCI Turkey ETF	4,167,483

TOTAL EXCHANGE TRADED FUNDS		$ 9,696,799

Units	Description	Expiration Month	Value
Right – 0.0%
Nigeria – 0.0%
1,451,943	United Bank for Africa PLC (Banks)*	02/15	$ —

TOTAL INVESTMENTS – 98.7%			$381,236,431

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			4,863,501

NET ASSETS – 100.0%			$386,099,932

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$370,046,133

Gross unrealized gain	40,752,120
Gross unrealized loss	(29,561,822)

Net unrealized security gain	$11,190,298

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2015:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,679,634	$73,583,718	$—
Europe	—	2,249,523	—
North America	—	759,326	—
Total	$2,679,634	$76,592,567	$—

BRIC

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,197,656	$103,493,420	$—
Europe	—	3,048,887	—
North America	918,574	—	—
South America	—	28,679,771	—
Total	$9,116,230	$135,222,078	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$16,980,672	$—
Asia	11,096,528	224,328,026	—
Europe	—	15,914,550	—
North America	47,341,868	2,743,225	—
South America	13,140,147	27,983,649	—
Total	$71,578,543	$287,950,122	$—

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$44,565,490	$—
Asia	—	252,991,163	—
North America	83,679,778	—	—
Total	$83,679,778	$297,556,653	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security evaluations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in Brazil, Russia, India and China issuers. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The BRIC and N-11 Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2015

*	Print the name and title of each signing officer under his or her signature.